Appleseed Fund
Schedule of Investments
December 31, 2025 (Unaudited)
o
Common Stocks — 2.21% Shares Fair Value
France — 1.64%
Communications — 1.64%
Bollore SA 150,000 $ 844,808
Total France 844,808
Greece — 0.57%
Industrials — 0.57%
Diana Shipping, Inc.
(a)
175,000 290,500
Total Greece 290,500
Russia — 0.00%
Financials — 0.00%
Moscow Exchange MICEX-RTS
PJSC - ADR
(a)(b)(c)
1,300,000 164
Sberbank of Russia PJSC - ADR
(a)(b)(c)
324,000 4
Total Russia 168
TOTAL  COMMON STOCKS
  (Cost $4,116,774) 1,135,476
Closed End Funds — 9.89%
Canada — 9.89%
Sprott Physical Gold Trust
(a)
130,000 4,292,600
Sprott Physical Uranium Trust
(a)
40,000 778,726
TOTAL  CLOSED END FUNDS
  (Cost $1,566,159) 5,071,326
Exchange-Traded Funds — 5.98%
United States — 5.98%
iShares Bitcoin Trust ETF 20,000 993,000
VanEck Merk Gold Shares 50,000 2,074,000
TOTAL  EXCHANGE-TRADED FUNDS
  (Cost $1,407,296) 3,067,000
Certificates of Deposit — 0.98%
Principal
Amount
Deerwood Bank, 3.05%, 3/8/2026 $ 250,000 250,000
Spring Bank, 3.00%, 3/31/2026 250,000 250,000
TOTAL CERTIFICATES OF DEPOSIT
    (Cost $500,000) 500,000

Appleseed Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Money Market Funds - 80.68% Shares Fair Value
Federated Hermes Government Obligations Fund, Institutional
Class, 3.63%
(d)
41,367,383 $ 41,367,383
TOTAL MONEY MARKET FUNDS
    (Cost $41,367,383) 41,367,383
Total Investments — 99.74%
    (Cost $48,957,612) $ 51,141,185
Other Assets in Excess of Liabilities  —  0.26% 133,929
Net Assets — 100.00% $ 51,275,114
(a) Non-income producing security.
(b) Security is currently being valued according to the fair value procedures.
(c) Illiquid security. The total fair value of these securities as of December 31, 2025 was $168, representing
0.00% of net assets.
(d) Rate disclosed is the seven day effective yield as of December 31, 2025.
ADR - American Depositary Receipt